Quarterly Report
June 30, 2022
State Street Institutional Investment Trust

State Street Institutional Investment Trust
Quarterly Report
June 30, 2022

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 104.8% †
U.S. Treasuries - 37.1%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$26,084,000	$18,156,909
1.88%, 02/15/41 - 02/15/51	56,577,000	43,607,004
2.25%, 08/15/46 (a)	14,576,000	11,749,623
3.00%, 08/15/48 (a)	31,799,000	30,040,118
U.S. Treasury Notes
0.25%, 07/31/25 (a)	57,738,000	53,001,680
0.63%, 10/15/24	16,223,000	15,368,758
0.75%, 12/31/23	59,055,000	57,124,179
0.75%, 01/31/28 (a)	160,902,000	141,719,465
1.13%, 01/15/25	29,962,000	28,569,235
1.25%, 11/30/26	41,142,000	38,098,135
1.50%, 02/29/24	19,853,000	19,385,369
1.63%, 05/15/31	97,948,000	87,510,416
1.75%, 01/31/29	13,901,000	12,819,328
2.63%, 02/15/29 (a)	11,059,000	10,765,245
2.88%, 05/15/32	3,296,000	3,268,705
		571,184,169
Agency Mortgage Backed - 28.9%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	42,005,162	39,746,758
4.50%, 06/01/33 - 02/01/35 (a)	44,286	45,737
5.00%, 07/01/35 (a)	363,412	382,324
5.50%, 01/01/38 - 04/01/39 (a)	662,627	708,143
6.00%, 06/01/33 - 11/01/37 (a)	1,302,425	1,406,016
6.50%, 07/01/29 (a)	11,306	11,677
7.00%, 01/01/27 - 08/01/36 (a)	313,185	339,673
7.50%, 01/01/28 - 09/01/33 (a)	25,763	27,083
8.00%, 11/01/30 (a)	1,975	2,119
8.50%, 04/01/30 (a)	4,253	4,920
Federal National Mortgage Assoc.
2.50%, 02/01/51 - 03/01/51 (a)	74,748,428	67,549,599
3.00%, 03/01/50 (a)	7,385,930	6,946,441
3.50%, 08/01/45 - 01/01/48 (a)	16,657,033	16,265,198
4.00%, 01/01/41 - 01/01/50 (a)	19,825,199	19,841,386
4.50%, 07/01/33 - 12/01/48 (a)	10,031,217	10,232,362
5.00%, 03/01/34 - 05/01/39 (a)	923,127	970,669
5.50%, 12/01/32 - 01/01/39 (a)	3,194,133	3,410,682
6.00%, 02/01/33 - 05/01/41 (a)	5,994,668	6,475,375
6.50%, 02/01/29 - 08/01/36 (a)	190,391	201,939
7.00%, 10/01/32 - 02/01/34 (a)	36,847	38,963
7.50%, 11/01/22 - 03/01/33 (a)	107,952	115,891
8.00%, 06/01/24 - 10/01/31 (a)	42,434	44,429
8.50%, 04/01/30 (a)	9,116	10,162
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.97%, 04/01/37 (a)(b)	13,417	13,448
	Principal Amount	Fair Value
Federal National Mortgage Assoc. TBA
3.00%, 07/01/52 (c)	$29,963,466	$28,131,715
3.50%, 07/01/52 (c)	29,963,466	28,859,734
4.00%, 07/01/52 (c)	25,682,971	25,355,915
5.00%, 07/01/52 (c)	130,000,000	132,681,900
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	42,045,194	40,424,501
3.50%, 08/20/48 (a)	6,776,353	6,655,871
4.00%, 01/20/41 - 04/20/43 (a)	5,193,043	5,285,645
4.50%, 08/15/33 - 03/20/41 (a)	2,113,940	2,197,749
5.00%, 08/15/33 (a)	116,890	122,402
6.00%, 04/15/27 - 04/15/35 (a)	432,088	466,296
6.50%, 01/15/24 - 09/15/36 (a)	295,837	315,079
7.00%, 03/15/26 - 10/15/36 (a)	227,877	244,138
7.50%, 11/15/22 - 10/15/28 (a)	67,694	69,444
8.00%, 12/15/29 - 05/15/30 (a)	977	1,044
Government National Mortgage Assoc. 1.50% + 1 year CMT Rate
1.63%, 08/20/23 - 09/20/24 (a)(b)	575	568
1.75%, 10/20/24 - 10/20/25 (a)(b)	576	567
1.88%, 04/20/24 (a)(b)	260	258
2.63%, 01/20/24 - 03/20/24 (a)(b)	348	345
		445,604,165
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (a)(b)(d)	3,761,848	16,449
2.51%, 07/25/29 (a)	6,504,000	6,136,881
4.05%, 09/25/28 (a)(b)	1,713,000	1,770,518
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (a)(d)	179,924	2,878
5.50%, 06/15/33 (a)(d)	109,264	17,514
7.50%, 07/15/27 (a)(d)	4,031	458
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(e)	2,976	2,779
8.00%, 02/01/23 - 07/01/24 (a)(d)	3,755	217
Federal National Mortgage Assoc. REMIC
1.12%, 12/25/42 (a)(b)(d)	539,406	17,287
5.00%, 02/25/40 - 09/25/40 (a)(d)	286,989	29,018
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
4.38%, 07/25/38 (a)(b)(d)	136,151	14,945
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
4.93%, 11/25/41 (a)(b)(d)	16,549,456	2,479,351
Federal National Mortgage Assoc. STRIPS
0.00%, 12/25/34 (a)(e)	104,893	86,816

See Notes to Schedule of Investments.
State Street Income Fund	1

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
4.50%, 08/25/35 - 01/25/36 (a)(d)	$237,548	$33,618
5.00%, 03/25/38 - 05/25/38 (a)(d)	141,771	26,453
5.50%, 12/25/33 (a)(d)	41,571	7,972
6.00%, 01/25/35 (a)(d)	169,974	30,003
7.50%, 11/25/23 (a)(d)	7,655	226
8.00%, 08/25/23 - 07/25/24 (a)(d)	7,140	417
		10,673,800
Asset Backed - 0.6%
Chase Funding Trust 2004-1
4.99%, 11/25/33 (f)	298,848	298,848
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/20/24 (g)	3,718,793	3,719,264
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	4,670,175	4,614,338
		8,632,450
Corporate Notes - 30.5%
3M Co.
3.13%, 09/19/46 (a)	422,000	331,717
7-Eleven Inc.
0.95%, 02/10/26 (a)(g)	2,113,000	1,867,068
Abbott Laboratories
3.75%, 11/30/26 (a)	569,000	573,324
4.90%, 11/30/46 (a)	463,000	486,599
AbbVie Inc.
2.60%, 11/21/24 (a)	861,000	834,171
2.95%, 11/21/26 (a)	851,000	806,612
3.20%, 05/14/26 - 11/21/29 (a)	1,245,000	1,165,971
3.25%, 10/01/22 (a)	587,000	587,000
4.05%, 11/21/39 (a)	355,000	316,383
4.25%, 11/21/49 (a)	697,000	617,800
4.40%, 11/06/42 (a)	289,000	262,739
4.63%, 10/01/42 (a)	68,000	62,701
4.70%, 05/14/45 (a)	124,000	116,791
4.88%, 11/14/48 (a)	117,000	112,738
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	1,424,000	1,296,637
Advanced Micro Devices Inc.
4.39%, 06/01/52 (a)	590,000	573,964
AEP Texas Inc.
3.45%, 05/15/51 (a)	919,000	707,290
Aetna Inc.
3.50%, 11/15/24 (a)	446,000	441,170
Aircastle Ltd.
4.25%, 06/15/26 (a)	627,000	577,549
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	1,047,000	992,085
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	358,000	305,184
3.80%, 09/23/49 (a)(g)	200,000	158,342
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	360,000	270,806
2.95%, 03/15/34 (a)	633,000	526,289
3.55%, 03/15/52 (a)	532,000	400,926
4.70%, 07/01/30 (a)	216,000	212,782
Ally Financial Inc.
2.20%, 11/02/28 (a)	791,000	644,538
	Principal Amount	Fair Value
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	$468,000	$338,007
4.00%, 02/04/61 (a)	176,000	116,179
4.25%, 08/09/42 (a)	50,000	36,749
4.45%, 05/06/50 (a)	236,000	169,531
4.50%, 05/02/43 (a)	163,000	120,765
Amazon.com Inc.
1.50%, 06/03/30 (a)	264,000	219,666
2.50%, 06/03/50 (a)	327,000	231,542
2.70%, 06/03/60 (a)	252,000	170,511
2.88%, 05/12/41 (a)	555,000	445,038
3.25%, 05/12/61 (a)	414,000	315,663
4.25%, 08/22/57 (a)	109,000	102,342
Ameren Corp.
2.50%, 09/15/24 (a)	1,271,000	1,232,832
3.65%, 02/15/26 (a)	277,000	272,056
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	260,000	261,017
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	303,000	254,941
3.25%, 03/01/50 (a)	252,000	181,511
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	110,000	98,740
American Tower Corp.
1.50%, 01/31/28 (a)	1,027,000	853,766
2.90%, 01/15/30 (a)	363,000	310,002
3.70%, 10/15/49 (a)	212,000	159,920
3.80%, 08/15/29 (a)	445,000	408,590
American Water Capital Corp.
2.95%, 09/01/27 (a)	328,000	308,195
Amgen Inc.
2.00%, 01/15/32 (a)	999,000	812,846
2.45%, 02/21/30 (a)	149,000	130,067
3.00%, 01/15/52 (a)	345,000	245,443
3.15%, 02/21/40 (a)	608,000	482,381
3.38%, 02/21/50 (a)	164,000	125,736
4.20%, 02/22/52 (a)	350,000	307,076
4.66%, 06/15/51 (a)	124,000	116,430
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	1,145,000	973,158
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	735,000	723,850
4.70%, 02/01/36 (a)	181,000	173,746
4.90%, 02/01/46 (a)	400,000	377,268
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	406,000	380,454
4.00%, 04/13/28 (a)	129,000	127,399
4.35%, 06/01/40 (a)	395,000	353,817
4.38%, 04/15/38 (a)	639,000	584,576
4.50%, 06/01/50 (a)	313,000	281,209
4.60%, 04/15/48 (a)	230,000	207,092
4.75%, 04/15/58 (a)	178,000	160,542
5.55%, 01/23/49 (a)	419,000	428,164
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	634,000	441,701

See Notes to Schedule of Investments.
2	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	$307,000	$255,992
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(g)	374,000	323,963
Apple Inc.
2.20%, 09/11/29 (a)	404,000	363,588
2.65%, 02/08/51 (a)	395,000	291,937
2.80%, 02/08/61 (a)	442,000	316,384
2.95%, 09/11/49 (a)	266,000	209,220
3.35%, 02/09/27 (a)	194,000	192,743
3.45%, 02/09/45 (a)	678,000	590,755
3.85%, 08/04/46 (a)	611,000	560,269
Applied Materials Inc.
4.35%, 04/01/47 (a)	230,000	222,369
Aptiv PLC
4.40%, 10/01/46 (a)	277,000	218,334
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	239,000	228,888
Ares Capital Corp.
2.88%, 06/15/28 (a)	1,384,000	1,100,986
3.25%, 07/15/25 (a)	2,842,000	2,628,708
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	694,000	530,188
Ascension Health
4.85%, 11/15/53 (a)	450,000	473,710
Ashtead Capital Inc.
1.50%, 08/12/26 (a)(g)	600,000	522,438
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	890,000	785,140
AstraZeneca PLC
3.00%, 05/28/51 (a)	420,000	333,757
4.00%, 01/17/29 (a)	184,000	183,347
4.38%, 08/17/48 (a)	102,000	100,324
AT&T Inc.
1.70%, 03/25/26 (a)	2,563,000	2,344,043
2.30%, 06/01/27 (a)	638,000	582,692
2.75%, 06/01/31 (a)	1,277,000	1,103,571
3.85%, 06/01/60 (a)	596,000	461,542
4.35%, 03/01/29 (a)	613,000	604,111
4.50%, 05/15/35 (a)	436,000	413,359
4.55%, 03/09/49 (a)	237,000	215,478
4.75%, 05/15/46 (a)	140,000	129,854
4.85%, 03/01/39 (a)	571,000	544,780
Athene Holding Ltd.
4.13%, 01/12/28 (a)	313,000	291,813
6.15%, 04/03/30 (a)	611,000	610,077
Avangrid Inc.
3.15%, 12/01/24 (a)	755,000	738,005
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	923,000	824,913
Bank of America Corp.
3.25%, 10/21/27 (a)	225,000	212,245
4.18%, 11/25/27 (a)	768,000	747,295
4.25%, 10/22/26 (a)	759,000	748,693
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	1,384,000	1,185,188
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	633,000	451,323
	Principal Amount	Fair Value
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	$328,000	$317,606
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	368,000	342,774
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%, 04/23/27 (a)(b)	604,000	579,284
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	815,000	776,385
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (a)(b)	857,000	742,222
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	489,000	417,450
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	509,000	468,458
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	181,000	174,064
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	812,000	688,292
Barclays PLC
4.38%, 01/12/26 (a)	911,000	900,032
4.84%, 05/09/28 (a)	276,000	265,689
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT thereafter)
2.65%, 06/24/31 (a)(b)	1,414,000	1,173,648
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR thereafter)
2.85%, 05/07/26 (a)(b)	1,320,000	1,246,740
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%, 05/16/29 (a)(b)	507,000	497,555
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	69,000	71,409
BAT Capital Corp.
2.73%, 03/25/31 (a)	616,000	485,192
4.39%, 08/15/37 (a)	454,000	360,803
4.54%, 08/15/47 (a)	204,000	149,899
4.70%, 04/02/27 (a)	387,000	378,351
4.91%, 04/02/30 (a)	406,000	377,105
BAT International Finance PLC
1.67%, 03/25/26 (a)	395,000	350,345

See Notes to Schedule of Investments.
State Street Income Fund	3

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Baxter International Inc.
1.92%, 02/01/27 (a)	$2,014,000	$1,803,678
2.27%, 12/01/28 (a)	1,214,000	1,062,857
2.54%, 02/01/32 (a)	570,000	480,778
3.13%, 12/01/51 (a)	264,000	192,094
Bayer US Finance II LLC
3.88%, 12/15/23 (a)(g)	608,000	606,687
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	97,000	70,721
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	352,000	340,725
3.73%, 12/15/24 (a)	7,000	6,965
4.67%, 06/06/47 (a)	46,000	42,962
4.69%, 12/15/44 (a)	54,000	50,026
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	200,000	190,058
3.70%, 07/15/30 (a)	452,000	433,730
3.80%, 07/15/48 (a)	176,000	147,921
4.25%, 10/15/50 (a)	386,000	352,549
6.13%, 04/01/36 (a)	178,000	196,273
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	410,000	333,039
2.85%, 10/15/50 (a)	305,000	220,036
3.85%, 03/15/52 (a)	856,000	732,582
4.25%, 01/15/49 (a)	260,000	240,417
Berry Global Inc.
4.88%, 07/15/26 (a)(g)	1,151,000	1,099,136
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43 (a)	108,000	111,131
Biogen Inc.
2.25%, 05/01/30 (a)	191,000	156,612
Block Financial LLC
2.50%, 07/15/28 (a)	591,000	513,473
3.88%, 08/15/30 (a)	188,000	170,586
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%, 11/19/25 (a)(b)(g)	1,007,000	962,914
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%, 12/31/99 (a)(b)(g)	600,000	502,662
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	399,000	387,249
Boston Scientific Corp.
4.70%, 03/01/49 (a)	57,000	54,471
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	488,000	355,093
3.38%, 02/08/61 (a)	561,000	415,651
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(b)	855,000	807,334
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	610,000	533,750
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	438,000	359,734
2.35%, 11/13/40 (a)	243,000	180,219
2.95%, 03/15/32 (a)	570,000	523,220
	Principal Amount	Fair Value
3.20%, 06/15/26 (a)	$214,000	$211,207
3.40%, 07/26/29 (a)	120,000	115,920
3.55%, 03/15/42 (a)	235,000	206,147
4.13%, 06/15/39 (a)	317,000	303,233
4.25%, 10/26/49 (a)	317,000	297,856
4.35%, 11/15/47 (a)	43,000	40,977
4.55%, 02/20/48 (a)	88,000	86,337
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	829,000	711,257
3.90%, 03/15/27 (a)	164,000	157,051
Broadcom Inc.
3.14%, 11/15/35 (a)(g)	239,000	182,560
3.19%, 11/15/36 (a)(g)	31,000	23,547
3.42%, 04/15/33 (a)(g)	576,000	476,162
3.47%, 04/15/34 (a)(g)	28,000	22,711
4.15%, 11/15/30 (a)	247,000	226,501
4.30%, 11/15/32 (a)	406,000	369,346
4.93%, 05/15/37 (a)(g)	333,000	299,097
Brown-Forman Corp.
4.00%, 04/15/38 (a)	103,000	93,204
Brunswick Corp.
2.40%, 08/18/31 (a)	1,952,000	1,445,612
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	143,000	137,526
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	359,000	330,531
4.55%, 09/01/44 (a)	540,000	519,291
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	197,000	168,559
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	446,000	428,343
4.95%, 06/01/47 (a)	269,000	255,910
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	843,000	763,261
2.45%, 12/02/31 (a)	721,000	618,568
3.00%, 12/02/41 (a)	310,000	243,638
3.10%, 12/02/51 (a)	278,000	204,819
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	1,361,000	1,376,570
Capital One Financial Corp.
3.75%, 07/28/26 (a)	756,000	723,333
Cardinal Health Inc.
3.08%, 06/15/24 (a)	219,000	215,406
Carlisle Companies Inc.
2.20%, 03/01/32 (a)	1,134,000	887,604
Carrier Global Corp.
2.72%, 02/15/30 (a)	385,000	332,748
3.58%, 04/05/50 (a)	385,000	292,161
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	587,000	483,711
Cenovus Energy Inc.
2.65%, 01/15/32 (a)	421,000	348,689
3.75%, 02/15/52 (a)	488,000	371,173
Centene Corp.
3.00%, 10/15/30 (a)	403,000	334,023
3.38%, 02/15/30 (a)	1,902,000	1,613,048
4.25%, 12/15/27 (a)	3,230,000	3,016,045
CenterPoint Energy Inc.
2.65%, 06/01/31 (a)	638,000	544,093

See Notes to Schedule of Investments.
4	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	$555,000	$390,642
3.70%, 04/01/51 (a)	830,000	563,885
4.80%, 03/01/50 (a)	837,000	663,122
4.91%, 07/23/25 (a)	167,000	167,429
5.05%, 03/30/29 (a)	707,000	681,788
5.75%, 04/01/48 (a)	219,000	196,936
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	1,113,000	1,139,289
7.00%, 06/30/24 (a)	1,824,000	1,891,634
Chevron Corp.
2.24%, 05/11/30 (a)	210,000	184,762
3.08%, 05/11/50 (a)	201,000	160,109
Chevron USA Inc.
3.85%, 01/15/28 (a)	737,000	733,138
3.90%, 11/15/24 (a)	255,000	257,458
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	447,000	392,453
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	287,000	270,518
Church & Dwight Company Inc.
2.30%, 12/15/31 (a)	452,000	381,352
Cigna Corp.
2.40%, 03/15/30 (a)	382,000	327,997
3.25%, 04/15/25 (a)	345,000	338,466
3.40%, 03/01/27 - 03/15/51 (a)	578,000	494,346
3.75%, 07/15/23 (a)	145,000	145,168
3.88%, 10/15/47 (a)	108,000	88,921
4.13%, 11/15/25 (a)	615,000	616,648
4.38%, 10/15/28 (a)	192,000	190,245
4.80%, 08/15/38 (a)	168,000	163,580
4.90%, 12/15/48 (a)	87,000	83,526
Cintas Corp. No 2
4.00%, 05/01/32 (a)	1,285,000	1,262,859
Cisco Systems Inc.
5.90%, 02/15/39 (a)	211,000	240,198
Citadel Finance LLC
3.38%, 03/09/26 (a)(g)	3,500,000	3,199,630
Citigroup Inc.
4.45%, 09/29/27 (a)	448,000	440,456
4.65%, 07/23/48 (a)	537,000	499,550
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98%, 05/01/25 (a)(b)	611,000	572,476
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(b)	1,959,000	1,921,289
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	614,000	506,403
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(b)	180,000	179,914
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	374,000	326,382
	Principal Amount	Fair Value
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	$176,000	$152,333
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	856,000	707,099
CME Group Inc.
2.65%, 03/15/32 (a)	460,000	406,235
3.75%, 06/15/28 (a)	221,000	217,921
CMS Energy Corp.
4.88%, 03/01/44 (a)	600,000	571,626
CNA Financial Corp.
3.45%, 08/15/27 (a)	165,000	156,064
3.90%, 05/01/29 (a)	395,000	371,351
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	919,000	898,166
CNOOC Finance 2014 ULC
4.25%, 04/30/24 (a)	2,095,000	2,124,393
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	540,000	600,723
Comcast Corp.
2.65%, 08/15/62 (a)	301,000	193,703
2.80%, 01/15/51 (a)	341,000	241,029
2.89%, 11/01/51 (a)	317,000	226,699
2.94%, 11/01/56 (a)	266,000	184,591
2.99%, 11/01/63 (a)	253,000	172,842
3.20%, 07/15/36 (a)	370,000	313,860
3.25%, 11/01/39 (a)	595,000	489,096
3.97%, 11/01/47 (a)	411,000	355,445
4.15%, 10/15/28 (a)	406,000	404,973
CommonSpirit Health
4.35%, 11/01/42	1,029,000	922,756
Commonwealth Bank of Australia
3.78%, 03/14/32 (a)(g)	800,000	705,520
Conagra Brands Inc.
5.30%, 11/01/38 (a)	184,000	173,777
5.40%, 11/01/48 (a)	159,000	150,280
ConocoPhillips Co.
4.30%, 11/15/44 (a)	373,000	342,806
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	454,000	429,988
3.35%, 04/01/30 (a)	174,000	162,039
3.88%, 06/15/47 (a)	208,000	174,144
3.95%, 04/01/50 (a)	291,000	253,671
Constellation Brands Inc.
3.15%, 08/01/29 (a)	834,000	751,225
3.70%, 12/06/26 (a)	389,000	378,902
4.50%, 05/09/47 (a)	301,000	267,390
Continental Resources Inc.
2.88%, 04/01/32 (a)(g)	665,000	520,070
3.80%, 06/01/24 (a)	3,189,000	3,159,119
4.50%, 04/15/23 (a)	2,123,000	2,130,579
Corebridge Financial Inc.
3.90%, 04/05/32 (a)(g)	1,980,000	1,776,733
Corning Inc.
4.38%, 11/15/57 (a)	202,000	166,111
Corporate Office Properties LP
2.00%, 01/15/29 (a)	677,000	545,973
2.25%, 03/15/26 (a)	561,000	508,283
2.75%, 04/15/31 (a)	349,000	283,126

See Notes to Schedule of Investments.
State Street Income Fund	5

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Credit Suisse AG
2.95%, 04/09/25 (a)	$1,080,000	$1,033,528
Credit Suisse Group AG
3.80%, 06/09/23 (a)	937,000	930,947
4.28%, 01/09/28 (a)(g)	593,000	554,835
Crown Castle International Corp.
2.90%, 03/15/27 (a)	1,430,000	1,323,179
3.30%, 07/01/30 (a)	1,118,000	986,557
4.15%, 07/01/50 (a)	168,000	138,874
5.20%, 02/15/49 (a)	262,000	251,685
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	856,000	836,980
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	595,000	553,664
CubeSmart LP
2.50%, 02/15/32 (a)	807,000	655,453
4.38%, 02/15/29 (a)	602,000	580,539
Cummins Inc.
1.50%, 09/01/30 (a)	412,000	333,951
2.60%, 09/01/50 (a)	412,000	281,993
CVS Health Corp.
3.00%, 08/15/26 (a)	423,000	405,310
3.25%, 08/15/29 (a)	350,000	319,655
3.63%, 04/01/27 (a)	398,000	387,628
3.75%, 04/01/30 (a)	290,000	271,283
3.88%, 07/20/25 (a)	245,000	244,030
4.25%, 04/01/50 (a)	211,000	181,414
4.30%, 03/25/28 (a)	35,000	34,653
4.78%, 03/25/38 (a)	260,000	246,098
5.00%, 12/01/24 (a)	570,000	582,255
5.13%, 07/20/45 (a)	252,000	243,276
5.30%, 12/05/43 (a)	426,000	422,860
Daimler Trucks Finance North America LLC
2.00%, 12/14/26 (a)(g)	1,580,000	1,418,982
2.38%, 12/14/28 (a)(g)	845,000	727,739
2.50%, 12/14/31 (a)(g)	845,000	688,658
Danaher Corp.
2.80%, 12/10/51 (a)	1,084,000	780,870
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	728,000	725,947
5.45%, 06/15/23 (a)	101,000	102,167
6.02%, 06/15/26 (a)	124,000	128,612
8.35%, 07/15/46 (a)	29,000	36,132
Deutsche Bank AG
3.30%, 11/16/22 (a)	772,000	770,896
3.70%, 05/30/24 (a)	327,000	321,784
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	2,227,000	1,921,211
Deutsche Bank AG (3.74% fixed rate until 10/07/31; 2.26% + SOFR thereafter)
3.74%, 01/07/33 (a)(b)	1,000,000	739,330
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	309,000	243,041
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (a)(g)	758,000	747,183
Devon Energy Corp.
5.00%, 06/15/45 (a)	133,000	123,516
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	363,000	325,106
	Principal Amount	Fair Value
3.25%, 11/15/39 (a)	$205,000	$170,066
3.40%, 11/15/49 (a)	106,000	85,676
Diamondback Energy Inc.
3.13%, 03/24/31 (a)	555,000	483,433
3.25%, 12/01/26 (a)	347,000	338,679
3.50%, 12/01/29 (a)	298,000	273,037
4.40%, 03/24/51 (a)	275,000	235,089
Digital Realty Trust LP
3.60%, 07/01/29 (a)	649,000	588,065
Discover Bank
2.70%, 02/06/30 (a)	535,000	445,484
Discovery Communications LLC
2.95%, 03/20/23 (a)	746,000	741,367
3.95%, 03/20/28 (a)	292,000	273,075
4.95%, 05/15/42 (a)	106,000	90,034
5.00%, 09/20/37 (a)	133,000	119,600
Dollar General Corp.
3.50%, 04/03/30 (a)	237,000	218,372
4.13%, 04/03/50 (a)	352,000	295,444
Dollar Tree Inc.
4.00%, 05/15/25 (a)	468,000	466,287
Dominion Energy Inc.
3.07%, 08/15/24 (a)(f)	511,000	499,027
3.38%, 04/01/30 (a)	597,000	545,945
Dover Corp.
2.95%, 11/04/29 (a)	407,000	370,028
DTE Energy Co.
2.85%, 10/01/26 (a)	190,000	179,723
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	238,000	209,595
Duke Energy Corp.
2.55%, 06/15/31 (a)	915,000	760,722
3.30%, 06/15/41 (a)	830,000	642,594
3.50%, 06/15/51 (a)	830,000	626,027
3.75%, 09/01/46 (a)	1,269,000	1,000,835
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	1,119,000	1,019,252
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	226,000	202,455
Duke Realty LP
3.05%, 03/01/50 (a)	177,000	130,713
3.25%, 06/30/26 (a)	237,000	228,030
DuPont de Nemours Inc.
5.42%, 11/15/48 (a)	147,000	146,114
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	626,000	581,147
Eastman Chemical Co.
4.65%, 10/15/44 (a)	405,000	351,273
Eaton Corp.
3.10%, 09/15/27 (a)	251,000	239,725
Ecolab Inc.
1.30%, 01/30/31 (a)	414,000	331,900
Edison International
4.95%, 04/15/25 (a)	950,000	953,182
5.75%, 06/15/27 (a)	119,000	121,012
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	307,000	265,844
Electronic Arts Inc.
1.85%, 02/15/31 (a)	513,000	417,151
Elevance Health Inc.
2.88%, 09/15/29 (a)	202,000	182,055
3.30%, 01/15/23 (a)	418,000	417,992

See Notes to Schedule of Investments.
6	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
3.60%, 03/15/51 (a)	$221,000	$179,118
3.70%, 09/15/49 (a)	202,000	167,244
Emera US Finance LP
2.64%, 06/15/31 (a)	923,000	764,669
Emerson Electric Co.
1.80%, 10/15/27 (a)	266,000	238,301
2.75%, 10/15/50 (a)	203,000	146,347
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(g)	614,000	528,089
1.78%, 03/17/31 (a)(g)	473,000	379,341
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	57,000	56,837
Enbridge Inc.
1.60%, 10/04/26 (a)	1,704,000	1,517,855
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	1,031,000	940,705
Energy Transfer LP
4.25%, 03/15/23 (a)	549,000	548,385
4.50%, 04/15/24 (a)	435,000	435,431
4.95%, 06/15/28 (a)	132,000	130,070
5.30%, 04/01/44 - 04/15/47 (a)	673,000	582,799
5.35%, 05/15/45 (a)	555,000	485,547
6.13%, 12/15/45 (a)	110,000	105,408
6.50%, 02/01/42 (a)	312,000	312,811
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(b)	2,488,000	2,077,704
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	279,000	280,113
Enstar Group Ltd.
3.10%, 09/01/31 (a)	591,000	468,509
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	583,000	491,393
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	190,000	159,651
EOG Resources Inc.
4.15%, 01/15/26 (a)	262,000	264,282
4.95%, 04/15/50 (a)	204,000	210,924
5.10%, 01/15/36 (a)	164,000	163,975
Equinix Inc.
1.25%, 07/15/25 (a)	767,000	697,134
2.15%, 07/15/30 (a)	579,000	470,177
Equinor ASA
3.25%, 11/18/49 (a)	435,000	345,416
ERP Operating LP
4.50%, 07/01/44 (a)	136,000	129,384
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (a)	676,000	470,989
Eversource Energy
3.45%, 01/15/50 (a)	404,000	311,965
Exelon Corp.
4.05%, 04/15/30 (a)	611,000	586,340
4.45%, 04/15/46 (a)	380,000	342,904
4.70%, 04/15/50 (a)	406,000	378,668
Extra Space Storage LP
3.90%, 04/01/29 (a)	375,000	351,709
	Principal Amount	Fair Value
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	$1,221,000	$1,097,362
3.45%, 04/15/51 (a)	634,000	520,577
FedEx Corp.
4.10%, 02/01/45 (a)	896,000	752,389
Fidelity National Financial Inc.
3.20%, 09/17/51 (a)	633,000	402,613
Fidelity National Information Services Inc.
1.15%, 03/01/26 (a)	517,000	458,667
1.65%, 03/01/28 (a)	467,000	398,911
3.10%, 03/01/41 (a)	110,000	80,450
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	741,000	602,981
Fiserv Inc.
3.50%, 07/01/29 (a)	272,000	248,097
4.40%, 07/01/49 (a)	159,000	137,018
Florida Power & Light Co.
2.85%, 04/01/25 (a)	1,025,000	1,008,282
4.13%, 02/01/42 (a)	222,000	209,051
Flowers Foods Inc.
2.40%, 03/15/31 (a)	496,000	406,085
Flowserve Corp.
2.80%, 01/15/32 (a)	631,000	490,293
Ford Motor Co.
4.35%, 12/08/26 (a)	525,000	485,635
Ford Motor Credit Company LLC
2.90%, 02/10/29 (a)	1,600,000	1,254,400
3.10%, 05/04/23 (a)	1,436,000	1,417,720
3.81%, 01/09/24 (a)	945,000	916,215
Fox Corp.
3.50%, 04/08/30 (a)	411,000	373,011
Freeport-McMoRan Inc.
4.25%, 03/01/30 (a)	721,000	661,157
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	747,000	672,696
General Dynamics Corp.
4.25%, 04/01/50 (a)	312,000	299,698
General Mills Inc.
3.00%, 02/01/51 (a)	326,000	236,591
General Motors Co.
5.20%, 04/01/45 (a)	60,000	50,533
5.40%, 10/02/23 - 04/01/48 (a)	296,000	280,562
6.13%, 10/01/25 (a)	780,000	806,543
6.80%, 10/01/27 (a)	328,000	344,990
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	926,000	813,889
2.35%, 01/08/31 (a)	406,000	315,344
5.25%, 03/01/26 (a)	322,000	322,541
Genuine Parts Co.
2.75%, 02/01/32 (a)	427,000	353,590
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	1,036,000	960,341
3.60%, 03/01/25 (a)(g)	1,820,000	1,810,955
Gilead Sciences Inc.
2.60%, 10/01/40 (a)	311,000	228,156
2.80%, 10/01/50 (a)	447,000	312,815
2.95%, 03/01/27 (a)	69,000	65,325
3.50%, 02/01/25 (a)	248,000	245,257
3.65%, 03/01/26 (a)	226,000	222,628
4.15%, 03/01/47 (a)	149,000	131,472
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	550,000	552,326

See Notes to Schedule of Investments.
State Street Income Fund	7

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
3.63%, 05/15/25 (a)	$520,000	$521,430
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	462,000	445,511
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(g)	1,103,000	1,105,206
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	512,000	384,481
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	628,000	562,625
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	1,438,000	1,397,492
2.60%, 10/15/25 (a)(g)	940,000	878,928
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (a)(g)	1,465,000	1,401,932
3.63%, 03/24/32 (a)(g)	610,000	562,859
4.00%, 03/24/52 (a)(g)	250,000	215,495
Halliburton Co.
3.80%, 11/15/25 (a)	3,000	2,968
5.00%, 11/15/45 (a)	177,000	162,378
HCA Inc.
3.13%, 03/15/27 (a)(g)	1,200,000	1,096,812
3.50%, 09/01/30 (a)	427,000	364,120
3.63%, 03/15/32 (a)(g)	640,000	540,173
4.38%, 03/15/42 (a)(g)	425,000	337,276
4.63%, 03/15/52 (a)(g)	215,000	172,009
5.38%, 02/01/25 (a)	3,221,000	3,214,816
Health Care Service Corp.
2.20%, 06/01/30 (a)(g)	564,000	477,691
3.20%, 06/01/50 (a)(g)	204,000	155,860
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	335,000	259,853
Helmerich & Payne Inc.
2.90%, 09/29/31 (a)	339,000	290,286
Hess Corp.
5.60%, 02/15/41 (a)	89,000	86,728
5.80%, 04/01/47 (a)	56,000	56,058
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	97,000	97,576
Highwoods Realty LP
4.13%, 03/15/28 (a)	244,000	233,298
4.20%, 04/15/29 (a)	595,000	556,492
Honeywell International Inc.
1.75%, 09/01/31 (a)	636,000	526,239
2.70%, 08/15/29 (a)	463,000	425,455
Hormel Foods Corp.
1.80%, 06/11/30 (a)	826,000	692,857
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	1,527,000	1,306,608
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (a)(b)	1,250,000	1,113,725
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	520,000	425,942
HSBC Holdings PLC (3.00% fixed rate until 03/10/25; 1.43% + SOFR thereafter)
3.00%, 03/10/26 (a)(b)	1,095,000	1,044,805
	Principal Amount	Fair Value
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	$924,000	$778,867
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	1,372,000	1,342,090
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%, 12/31/99 (a)(b)	801,000	717,936
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%, 12/31/99 (a)(b)	1,024,000	930,232
Humana Inc.
1.35%, 02/03/27 (a)	1,018,000	891,371
2.15%, 02/03/32 (a)	511,000	413,726
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	810,000	689,261
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (a)	1,107,000	942,367
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	1,557,000	1,388,237
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(g)	844,000	817,119
3.50%, 02/11/23 - 07/26/26 (a)(g)	2,068,000	2,034,468
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	412,000	312,873
ING Groep N.V.
4.10%, 10/02/23 (a)	1,682,000	1,687,551
ING Groep N.V. (2.52% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
2.52%, 04/01/27 (a)(b)	836,000	798,012
Ingredion Inc.
3.90%, 06/01/50 (a)	205,000	164,923
Intel Corp.
2.00%, 08/12/31 (a)	632,000	529,319
2.45%, 11/15/29 (a)	781,000	696,636
2.60%, 05/19/26 (a)	533,000	515,752
2.80%, 08/12/41 (a)	731,000	556,240
2.88%, 05/11/24 (a)	334,000	332,781
3.10%, 02/15/60 (a)	372,000	266,356
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	205,000	160,523
2.65%, 09/15/40 (a)	138,000	101,012
International Business Machines Corp.
3.45%, 02/19/26 (a)	704,000	694,897
4.15%, 05/15/39 (a)	470,000	423,728
4.25%, 05/15/49 (a)	227,000	200,573
International Paper Co.
4.40%, 08/15/47 (a)	301,000	268,233
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	1,587,000	1,548,547
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	1,018,000	897,143
JAB HOLDINGS BV
2.20%, 11/23/30 (a)(g)	498,000	390,706

See Notes to Schedule of Investments.
8	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Jabil Inc.
3.95%, 01/12/28 (a)	$316,000	$301,815
4.25%, 05/15/27 (a)	1,710,000	1,659,316
John Deere Capital Corp.
2.45%, 01/09/30 (a)	726,000	650,677
3.90%, 06/07/32 (a)	345,000	340,932
Johnson & Johnson
3.63%, 03/03/37 (a)	203,000	192,836
Johnson Controls International PLC
4.50%, 02/15/47 (a)	129,000	112,781
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	1,149,000	1,025,551
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	665,000	575,478
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	555,000	431,019
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	436,000	384,526
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	443,000	373,542
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	731,000	715,152
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	301,000	288,596
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(b)	294,000	253,634
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(b)	1,012,000	988,350
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	1,137,000	964,187
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(b)	968,000	905,700
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	568,000	424,694
3.27%, 11/01/49 (a)	693,000	545,169
Kansas City Southern
3.50%, 05/01/50 (a)	317,000	247,415
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	454,000	406,021
	Principal Amount	Fair Value
3.80%, 05/01/50 (a)	$344,000	$272,599
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	76,000	64,394
5.00%, 03/01/43 (a)	156,000	136,536
6.38%, 03/01/41 (a)	133,000	133,178
Kinder Morgan Inc.
1.75%, 11/15/26 (a)	1,980,000	1,756,181
5.05%, 02/15/46 (a)	125,000	111,709
KLA Corp.
3.30%, 03/01/50 (a)	405,000	321,064
4.65%, 11/01/24 (a)	554,000	560,875
Kohl's Corp.
3.38%, 05/01/31 (a)	188,000	162,723
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	643,000	596,299
Kreditanstalt fuer Wiederaufbau
2.00%, 10/04/22 (a)	1,948,000	1,946,812
Kyndryl Holdings Inc.
2.05%, 10/15/26 (a)(g)	791,000	668,893
2.70%, 10/15/28 (a)(g)	1,361,000	1,084,731
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	328,000	321,676
Lear Corp.
4.25%, 05/15/29 (a)	270,000	249,836
Leidos Inc.
2.95%, 05/15/23 (a)	1,138,000	1,126,802
3.63%, 05/15/25 (a)	339,000	332,047
4.38%, 05/15/30 (a)	1,480,000	1,362,325
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(g)	204,000	146,203
Life Storage LP
2.20%, 10/15/30 (a)	574,000	460,520
Lincoln National Corp.
4.35%, 03/01/48 (a)	220,000	186,404
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	359,133
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT thereafter)
2.44%, 02/05/26 (a)(b)	800,000	757,872
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%, 11/07/23 (a)(b)	982,000	978,592
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	146,000	146,248
3.80%, 03/01/45 (a)	115,000	101,508
4.50%, 05/15/36 (a)	372,000	371,714
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	270,000	228,250
1.70%, 09/15/28 - 10/15/30 (a)	840,000	705,958
3.00%, 10/15/50 (a)	411,000	286,574
3.70%, 04/15/46 (a)	145,000	116,490
4.05%, 05/03/47 (a)	343,000	287,283
LYB International Finance III LLC
1.25%, 10/01/25 (a)	321,000	290,479
3.63%, 04/01/51 (a)	205,000	151,579
3.80%, 10/01/60 (a)	204,000	144,603
Magallanes Inc.
5.05%, 03/15/42 (a)(g)	225,000	191,349
5.14%, 03/15/52 (a)(g)	220,000	184,699

See Notes to Schedule of Investments.
State Street Income Fund	9

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
5.39%, 03/15/62 (a)(g)	$220,000	$184,505
Marsh & McLennan Companies Inc.
2.38%, 12/15/31 (a)	328,000	276,507
2.90%, 12/15/51 (a)	399,000	283,793
Masco Corp.
3.50%, 11/15/27 (a)	117,000	110,883
McCormick & Company Inc.
1.85%, 02/15/31 (a)	294,000	233,615
3.25%, 11/15/25 (a)	2,940,000	2,839,511
McDonald's Corp.
3.60%, 07/01/30 (a)	610,000	580,879
3.63%, 09/01/49 (a)	247,000	202,493
Medtronic Inc.
4.63%, 03/15/45 (a)	49,000	49,152
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	646,000	599,850
Merck & Company Inc.
1.90%, 12/10/28 (a)	1,081,000	960,512
2.45%, 06/24/50 (a)	509,000	358,708
2.75%, 02/10/25 - 12/10/51 (a)	1,007,000	905,397
2.90%, 12/10/61 (a)	201,000	143,092
4.00%, 03/07/49 (a)	136,000	125,650
MetLife Inc.
4.72%, 12/15/44 (a)	234,000	223,849
Microchip Technology Inc.
2.67%, 09/01/23 (a)	2,847,000	2,799,256
Micron Technology Inc.
3.37%, 11/01/41 (a)	528,000	383,096
3.48%, 11/01/51 (a)	739,000	512,097
Microsoft Corp.
2.40%, 08/08/26 (a)	290,000	279,603
2.68%, 06/01/60 (a)	165,000	118,586
2.92%, 03/17/52 (a)	1,236,000	975,810
3.45%, 08/08/36 (a)	109,000	102,929
3.50%, 02/12/35 (a)	295,000	283,386
Mid-America Apartments LP
2.88%, 09/15/51 (a)	631,000	438,804
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24 (a)	1,396,000	1,360,207
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%, 09/11/24 (a)(b)	1,310,000	1,307,170
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	130,000	106,445
Morgan Stanley
3.63%, 01/20/27 (a)	289,000	280,477
4.35%, 09/08/26 (a)	816,000	807,644
4.38%, 01/22/47 (a)	307,000	278,584
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	633,000	556,515
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	2,531,000	1,946,162
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	546,000	377,859
	Principal Amount	Fair Value
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	$274,000	$245,030
MPLX LP
2.65%, 08/15/30 (a)	470,000	392,394
3.38%, 03/15/23 (a)	269,000	268,360
5.20%, 12/01/47 (a)	143,000	128,381
Mylan Inc.
5.20%, 04/15/48 (a)	185,000	146,962
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 year CMT Rate thereafter)
3.35%, 01/12/37 (a)(b)(g)	1,246,000	1,048,895
National Retail Properties Inc.
4.00%, 11/15/25 (a)	381,000	378,962
Natwest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75%, 11/01/29 (a)(b)	575,000	551,885
Natwest Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%, 06/25/24 (a)(b)	953,000	948,759
NewMarket Corp.
2.70%, 03/18/31 (a)	419,000	345,101
Newmont Corp.
4.88%, 03/15/42 (a)	236,000	226,020
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	371,000	327,163
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	656,000	547,773
NIKE Inc.
3.38%, 03/27/50 (a)	200,000	170,086
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 year CMT Rate thereafter)
3.40%, 01/23/50 (a)(b)(g)	786,000	682,020
NiSource Inc.
3.60%, 05/01/30 (a)	415,000	380,298
3.95%, 03/30/48 (a)	121,000	100,249
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	256,000	223,880
NOV Inc.
3.60%, 12/01/29 (a)	608,000	545,516
Novant Health Inc.
3.32%, 11/01/61 (a)	396,000	301,558
Novartis Capital Corp.
2.20%, 08/14/30 (a)	608,000	536,189
3.00%, 11/20/25 (a)	52,000	51,315
Nutrien Ltd.
4.90%, 06/01/43 (a)	254,000	244,793
NVIDIA Corp.
2.85%, 04/01/30 (a)	204,000	186,835
3.50%, 04/01/50 (a)	270,000	229,454
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 11/30/51 (a)	880,000	616,502
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	341,000	314,000

See Notes to Schedule of Investments.
10	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	$136,000	$119,763
ONEOK Inc.
4.35%, 03/15/29 (a)	378,000	355,441
Oracle Corp.
1.65%, 03/25/26 (a)	755,000	676,246
2.30%, 03/25/28 (a)	279,000	240,163
2.40%, 09/15/23 (a)	237,000	233,369
2.65%, 07/15/26 (a)	423,000	390,010
2.88%, 03/25/31 (a)	403,000	332,048
2.95%, 04/01/30 (a)	611,000	521,550
3.60%, 04/01/50 (a)	406,000	283,356
3.65%, 03/25/41 (a)	444,000	330,860
3.80%, 11/15/37 (a)	128,000	99,590
3.95%, 03/25/51 (a)	447,000	328,210
4.00%, 07/15/46 - 11/15/47 (a)	609,000	452,289
4.10%, 03/25/61 (a)	527,000	377,590
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	704,000	666,604
2.57%, 02/15/30 (a)	251,000	216,995
3.36%, 02/15/50 (a)	238,000	179,157
Owens Corning
4.40%, 01/30/48 (a)	174,000	143,637
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	341,000	286,396
2.50%, 02/01/31 (a)	610,000	468,846
3.00%, 06/15/28 (a)	576,000	498,407
3.30%, 08/01/40 (a)	610,000	421,559
3.50%, 08/01/50 (a)	265,000	176,994
4.30%, 03/15/45 (a)	406,000	295,442
PacifiCorp
2.70%, 09/15/30 (a)	370,000	326,728
2.90%, 06/15/52 (a)	919,000	672,690
6.25%, 10/15/37 (a)	576,000	645,356
Packaging Corp. of America
3.05%, 10/01/51 (a)	551,000	389,860
Paramount Global
2.90%, 01/15/27 (a)	190,000	175,062
3.70%, 06/01/28 (a)	184,000	171,488
5.25%, 04/01/44 (a)	69,000	59,050
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	365,000	333,782
4.50%, 09/15/29 (a)	645,000	641,769
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	328,000	273,027
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	537,000	509,334
3.25%, 06/01/50 (a)	308,000	232,586
PepsiCo Inc.
1.63%, 05/01/30 (a)	391,000	331,576
2.63%, 07/29/29 (a)	525,000	486,187
2.75%, 10/21/51 (a)	972,000	747,089
Petroleos Mexicanos
6.70%, 02/16/32	1,516,000	1,155,829
7.69%, 01/23/50 (a)	879,000	589,528
Pfizer Inc.
2.70%, 05/28/50 (a)	721,000	551,587
3.45%, 03/15/29 (a)	201,000	195,503
3.60%, 09/15/28 (a)	463,000	460,537
3.90%, 03/15/39 (a)	228,000	215,077
4.13%, 12/15/46 (a)	155,000	148,871
	Principal Amount	Fair Value
4.40%, 05/15/44 (a)	$94,000	$92,117
Philip Morris International Inc.
1.50%, 05/01/25 (a)	432,000	404,244
2.10%, 05/01/30 (a)	206,000	168,281
3.38%, 08/15/29 (a)	301,000	271,318
4.13%, 03/04/43 (a)	117,000	94,235
Phillips 66 Co.
2.15%, 12/15/30 (a)	2,250,000	1,836,922
3.15%, 12/15/29 (a)(g)	1,152,000	1,032,077
3.30%, 03/15/52 (a)	670,000	499,699
3.75%, 03/01/28 (a)(g)	155,000	147,326
4.68%, 02/15/45 (a)(g)	219,000	201,590
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	1,216,000	1,087,517
2.15%, 01/15/31 (a)	355,000	292,541
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	589,000	519,722
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	447,000	425,428
Precision Castparts Corp.
4.38%, 06/15/45 (a)	237,000	226,167
Prospect Capital Corp.
3.36%, 11/15/26 (a)	741,000	628,887
Prudential Financial Inc.
3.94%, 12/07/49 (a)	411,000	354,105
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	479,000	466,594
Public Service Company of Colorado
3.70%, 06/15/28 (a)	433,000	426,327
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	909,000	899,237
PVH Corp.
4.63%, 07/10/25 (a)	1,179,000	1,177,019
QUALCOMM Inc.
1.30%, 05/20/28 (a)	159,000	137,707
4.30%, 05/20/47 (a)	72,000	68,991
Quanta Services Inc.
2.35%, 01/15/32 (a)	680,000	524,022
3.05%, 10/01/41 (a)	736,000	510,593
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	148,000	130,389
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	802,000	656,918
2.82%, 09/01/51 (a)	476,000	339,926
3.13%, 05/04/27 (a)	613,000	586,543
3.50%, 03/15/27 (a)	318,000	310,762
3.95%, 08/16/25 (a)	260,000	261,089
4.15%, 05/15/45 (a)	248,000	220,365
4.45%, 11/16/38 (a)	206,000	198,184
Realty Income Corp.
2.85%, 12/15/32 (a)	385,000	329,941
3.00%, 01/15/27 (a)	117,000	110,785
3.25%, 01/15/31 (a)	391,000	356,060
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	722,000	579,131
Regions Financial Corp.
1.80%, 08/12/28 (a)	1,585,000	1,347,900

See Notes to Schedule of Investments.
State Street Income Fund	11

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Reliance Industries Ltd.
3.63%, 01/12/52 (a)(g)	$1,000,000	$738,910
Republic Services Inc.
2.38%, 03/15/33 (a)	1,111,000	906,554
Reynolds American Inc.
4.45%, 06/12/25 (a)	27,000	26,896
Rio Tinto Finance Ltd.
2.75%, 11/02/51 (a)	597,000	432,216
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	150,000	138,284
Rockwell Automation Inc.
2.80%, 08/15/61 (a)	219,000	143,463
4.20%, 03/01/49 (a)	281,000	260,035
Rogers Communications Inc.
5.00%, 03/15/44 (a)	110,000	102,201
Roper Technologies Inc.
2.95%, 09/15/29 (a)	426,000	375,276
Ross Stores Inc.
4.70%, 04/15/27 (a)	155,000	155,901
Royalty Pharma PLC
0.75%, 09/02/23 (a)	464,000	446,721
1.20%, 09/02/25 (a)	619,000	554,574
1.75%, 09/02/27 (a)	312,000	266,139
2.15%, 09/02/31 (a)	528,000	412,225
2.20%, 09/02/30 (a)	133,000	107,336
3.30%, 09/02/40 (a)	79,000	58,376
RPM International Inc.
3.75%, 03/15/27 (a)	224,000	214,919
Ryder System Inc.
2.90%, 12/01/26 (a)	1,038,000	967,073
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	202,000	194,261
4.50%, 05/15/30 (a)	232,000	222,868
5.00%, 03/15/27 (a)	118,000	118,490
5.88%, 06/30/26 (a)	770,000	795,541
Salesforce Inc.
1.95%, 07/15/31 (a)	695,000	590,653
2.70%, 07/15/41 (a)	690,000	534,157
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)(g)	1,003,000	989,339
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(g)	1,243,000	1,185,039
4.38%, 04/16/49 (a)(g)	256,000	227,497
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	460,000	435,077
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	2,504,000	2,179,106
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	176,000	166,931
Sempra Energy
3.80%, 02/01/38 (a)	153,000	129,042
4.00%, 02/01/48 (a)	166,000	137,476
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (a)(b)	1,014,000	814,242
Shell International Finance BV
3.13%, 11/07/49 (a)	684,000	526,913
3.75%, 09/12/46 (a)	117,000	99,439
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	133,000	131,532
3.20%, 09/23/26 (a)	114,000	109,465
Simon Property Group LP
3.38%, 06/15/27 (a)	281,000	266,233
	Principal Amount	Fair Value
Sonoco Products Co.
2.85%, 02/01/32 (a)	$776,000	$648,674
Southern California Edison Co.
4.00%, 04/01/47 (a)	732,000	593,733
4.20%, 03/01/29 (a)	557,000	536,408
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	399,000	325,855
4.40%, 05/30/47 (a)	65,000	56,755
Southwest Airlines Co.
2.63%, 02/10/30 (a)	611,000	515,385
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	318,000	297,864
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	87,000	82,911
4.50%, 03/15/45 (a)	66,000	57,372
Spirit Realty LP
4.00%, 07/15/29 (a)	473,000	430,477
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 year CMT thereafter)
2.68%, 06/29/32 (a)(b)(g)	1,297,000	1,040,868
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%, 01/30/26 (a)(b)(g)	1,304,000	1,237,796
Stanley Black & Decker Inc.
3.00%, 05/15/32 (a)	916,000	808,773
Starbucks Corp.
4.00%, 11/15/28 (a)	243,000	237,484
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	1,474,000	1,244,292
3.75%, 03/15/51 (a)	604,000	470,202
Stryker Corp.
1.95%, 06/15/30 (a)	851,000	707,811
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (a)(g)	2,981,000	2,984,696
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	3,099,000	2,754,608
Suncor Energy Inc.
4.00%, 11/15/47 (a)	94,000	80,180
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT thereafter)
1.42%, 06/11/27 (a)(b)(g)	1,744,000	1,555,195
Sysco Corp.
3.25%, 07/15/27 (a)	239,000	227,604
5.95%, 04/01/30 (a)	80,000	85,346
6.60%, 04/01/50 (a)	94,000	108,354
Takeda Pharmaceutical Company Ltd.
2.05%, 03/31/30 (a)	200,000	167,276
3.03%, 07/09/40 (a)	300,000	230,784
3.18%, 07/09/50 (a)	300,000	223,263
3.38%, 07/09/60 (a)	300,000	219,012
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (a)	1,945,000	1,887,175
4.00%, 04/14/32 (a)	430,000	403,710
Tampa Electric Co.
2.40%, 03/15/31 (a)	768,000	663,337
3.45%, 03/15/51 (a)	555,000	441,380

See Notes to Schedule of Investments.
12	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
4.35%, 05/15/44 (a)	$479,000	$437,188
Tapestry Inc.
4.13%, 07/15/27 (a)	69,000	66,306
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	1,940,000	1,853,379
Target Corp.
2.50%, 04/15/26 (a)	251,000	240,860
Teck Resources Ltd.
5.40%, 02/01/43 (a)	244,000	228,308
Telefonica Emisiones S.A.
4.10%, 03/08/27 (a)	639,000	625,996
Texas Instruments Inc.
3.88%, 03/15/39 (a)	315,000	296,591
The Allstate Corp.
4.20%, 12/15/46 (a)	142,000	129,234
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	748,000	664,209
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	659,000	573,290
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(b)	724,000	632,812
The Boeing Co.
2.20%, 02/04/26 (a)	1,126,000	1,016,181
2.70%, 02/01/27 (a)	966,000	859,769
2.95%, 02/01/30 (a)	246,000	204,138
3.25%, 03/01/28 (a)	124,000	111,332
3.55%, 03/01/38 (a)	165,000	120,320
3.75%, 02/01/50 (a)	218,000	153,721
5.04%, 05/01/27 (a)	1,421,000	1,403,749
5.15%, 05/01/30 (a)	801,000	768,471
5.81%, 05/01/50 (a)	496,000	456,732
The Charles Schwab Corp.
2.45%, 03/03/27 (a)	1,070,000	998,449
2.90%, 03/03/32 (a)	355,000	312,237
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	1,027,000	794,415
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	982,000	969,244
The Clorox Co.
1.80%, 05/15/30 (a)	570,000	466,043
The Coca-Cola Co.
2.60%, 06/01/50 (a)	406,000	302,819
2.75%, 06/01/60 (a)	314,000	226,055
The Dow Chemical Co.
2.10%, 11/15/30 (a)	312,000	257,016
3.60%, 11/15/50 (a)	312,000	238,190
4.25%, 10/01/34 (a)	193,000	182,943
5.55%, 11/30/48 (a)	222,000	224,604
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	316,000	281,234
	Principal Amount	Fair Value
The George Washington University
4.13%, 09/15/48	$905,000	$830,247
The Goldman Sachs Group Inc.
3.50%, 04/01/25 - 11/16/26 (a)	1,546,000	1,496,348
3.85%, 01/26/27 (a)	2,007,000	1,941,672
4.25%, 10/21/25 (a)	521,000	517,796
5.15%, 05/22/45 (a)	157,000	149,403
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	752,000	660,038
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	410,000	331,850
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	334,000	243,573
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	509,000	388,367
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	236,000	222,513
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	244,000	213,105
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(b)	389,000	373,389
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	880,000	784,898
The Hartford Financial Services Group Inc. (3.54% fixed rate until 07/01/22; 2.13% + 3 month USD LIBOR thereafter)
3.54%, 02/12/67 (a)(b)(g)	566,000	450,785
The Home Depot Inc.
2.70%, 04/15/30 (a)	234,000	212,411
3.35%, 04/15/50 (a)	406,000	328,941
3.50%, 09/15/56 (a)	222,000	181,225
3.90%, 12/06/28 - 06/15/47 (a)	461,000	435,717
4.50%, 12/06/48 (a)	179,000	174,649
The Kroger Co.
2.20%, 05/01/30 (a)	366,000	308,545
4.65%, 01/15/48 (a)	153,000	142,197
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	555,000	419,885
The Progressive Corp.
2.50%, 03/15/27 (a)	1,080,000	1,019,099
3.00%, 03/15/32 (a)	425,000	383,091

See Notes to Schedule of Investments.
State Street Income Fund	13

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
3.70%, 03/15/52 (a)	$145,000	$122,635
The Southern Co.
3.25%, 07/01/26 (a)	142,000	136,008
The Toronto-Dominion Bank
3.20%, 03/10/32 (a)	1,713,000	1,528,099
4.46%, 06/08/32 (a)	905,000	894,891
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	730,000	507,547
The Walt Disney Co.
2.65%, 01/13/31 (a)	597,000	525,557
3.38%, 11/15/26 (a)	94,000	91,846
3.60%, 01/13/51 (a)	392,000	327,285
4.75%, 11/15/46 (a)	61,000	59,735
6.65%, 11/15/37 (a)	397,000	472,990
The Williams Companies Inc.
3.75%, 06/15/27 (a)	100,000	95,628
4.85%, 03/01/48 (a)	202,000	182,937
4.90%, 01/15/45 (a)	476,000	425,934
5.40%, 03/04/44 (a)	69,000	65,765
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (a)	447,000	350,578
Time Warner Cable LLC
6.55%, 05/01/37 (a)	177,000	177,232
T-Mobile USA Inc.
3.50%, 04/15/25 (a)	735,000	719,638
3.75%, 04/15/27 (a)	916,000	881,174
3.88%, 04/15/30 (a)	251,000	234,341
4.50%, 04/15/50 (a)	119,000	105,724
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	785,000	748,105
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	423,000	417,268
3.80%, 03/21/29 (a)	557,000	522,783
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	564,000	548,704
4.88%, 01/15/26 (a)	128,000	130,054
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	1,115,000	1,049,081
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	265,000	257,222
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	1,539,000	1,378,144
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	129,000	116,999
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	270,000	259,160
Tyson Foods Inc.
4.00%, 03/01/26 (a)	999,000	989,360
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%, 08/15/23 (a)(b)(g)	890,000	889,680
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%, 08/13/30 (a)(b)(g)	1,015,000	898,965
	Principal Amount	Fair Value
UDR Inc.
2.10%, 08/01/32 (a)	$515,000	$401,597
3.00%, 08/15/31 (a)	328,000	280,220
UniCredit S.p.A. (2.57% fixed rate until 09/22/25; 2.30% + 1 year CMT thereafter)
2.57%, 09/22/26 (a)(b)(g)	1,783,000	1,599,654
Union Pacific Corp.
3.55%, 05/20/61 (a)	475,000	374,737
3.60%, 09/15/37 (a)	87,000	77,795
3.80%, 04/06/71 (a)	218,000	174,960
4.10%, 09/15/67 (a)	149,000	126,899
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	641,000	549,440
4.20%, 05/15/32 (a)	670,000	670,161
4.45%, 12/15/48 (a)	438,000	419,560
4.75%, 07/15/45 - 05/15/52 (a)	1,023,000	1,026,212
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	83,000	78,256
Valero Energy Corp.
2.85%, 04/15/25 (a)	148,000	143,082
4.00%, 04/01/29 (a)	540,000	509,679
Ventas Realty LP
3.25%, 10/15/26 (a)	307,000	289,872
Verizon Communications Inc.
2.10%, 03/22/28 (a)	829,000	736,318
2.36%, 03/15/32 (a)	1,108,000	919,141
2.55%, 03/21/31 (a)	768,000	656,801
3.00%, 03/22/27 (a)	1,423,000	1,352,391
3.40%, 03/22/41 (a)	555,000	451,687
3.55%, 03/22/51 (a)	418,000	335,131
3.70%, 03/22/61 (a)	523,000	410,691
4.40%, 11/01/34 (a)	638,000	612,269
4.86%, 08/21/46 (a)	834,000	821,874
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	406,000	358,449
Visa Inc.
2.70%, 04/15/40 (a)	421,000	339,878
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(g)	1,428,000	1,378,177
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	712,000	629,529
3.20%, 04/21/31 (a)(g)	1,000,000	812,560
Vodafone Group PLC
4.38%, 05/30/28 (a)	281,000	279,404
5.25%, 05/30/48 (a)	144,000	136,924
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(g)	1,420,000	1,210,919
Vontier Corp.
2.40%, 04/01/28 (a)	640,000	527,686
2.95%, 04/01/31 (a)	838,000	653,020
Vornado Realty LP
2.15%, 06/01/26 (a)	984,000	875,583
3.50%, 01/15/25 (a)	261,000	252,713
Vulcan Materials Co.
3.90%, 04/01/27 (a)	123,000	121,017
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	45,000	35,510
Walmart Inc.
1.80%, 09/22/31 (a)	528,000	448,863
2.50%, 09/22/41 (a)	528,000	409,042
2.65%, 09/22/51 (a)	248,000	186,831

See Notes to Schedule of Investments.
14	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Waste Connections Inc.
2.20%, 01/15/32 (a)	$723,000	$592,817
2.95%, 01/15/52 (a)	723,000	517,979
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	86,000	84,427
Wells Fargo & Co.
4.15%, 01/24/29 (a)	754,000	728,960
4.75%, 12/07/46 (a)	850,000	775,004
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(b)	741,000	723,824
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	889,000	833,402
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	1,705,000	1,527,987
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	850,000	662,481
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	1,991,000	1,887,289
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(b)	548,000	533,555
Westlake Corp.
2.88%, 08/15/41 (a)	283,000	200,455
3.13%, 08/15/51 (a)	314,000	218,968
3.38%, 08/15/61 (a)	317,000	214,130
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	627,000	594,195
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	454,000	415,356
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	565,000	463,554
Willis North America Inc.
3.60%, 05/15/24 (a)	419,000	412,887
3.88%, 09/15/49 (a)	410,000	319,525
Workday Inc.
3.50%, 04/01/27 (a)	715,000	684,991
3.70%, 04/01/29 (a)	1,430,000	1,340,310
WPP Finance 2010
3.75%, 09/19/24 (a)	244,000	238,498
Xcel Energy Inc.
3.40%, 06/01/30 (a)	509,000	468,153
Yamana Gold Inc.
2.63%, 08/15/31 (a)	832,000	668,787
Zoetis Inc.
3.00%, 09/12/27 (a)	117,000	110,382
3.90%, 08/20/28 (a)	279,000	270,426
		469,811,164
Non-Agency Collateralized Mortgage Obligations - 5.6%
BANK 2017-BNK7
3.18%, 09/15/60 (a)	20,509,000	19,454,750
	Principal Amount	Fair Value
BANK 2018-BNK15
4.41%, 11/15/61 (a)(b)	$8,550,000	$8,609,677
BPR Trust 2022-OANA 1.90% + 1 month USD LIBOR
3.18%, 04/15/37 (a)(b)(g)	3,084,865	3,018,301
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	4,022,000	3,666,765
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	7,323,000	6,665,099
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (a)(b)	2,942,926	2,826,575
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/45 (a)(g)	1,602,000	1,533,307
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (a)(b)(g)	1,375,000	1,381,803
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (a)(b)	1,940,000	1,933,955
GS Mortgage Securities Trust 2012-GCJ9
2.04%, 11/10/45 (a)(b)(d)	3,961,574	5,633
GS Mortgage Securities Trust 2015-GS1
4.57%, 11/10/48 (a)(b)	3,270,000	2,695,822
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (a)(b)	2,609,000	2,511,661
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52 (a)	13,110,000	11,814,795
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52 (a)	6,397,000	5,869,439
Impac CMB Trust 2004-5 (2.34% fixed rate until 07/25/22; 0.72% + 1 month USD LIBOR thereafter)
2.34%, 10/25/34 (a)(b)	167,584	162,157
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.53%, 12/15/47 (b)(d)	3,603,352	3,952
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%, 07/15/45 (b)	1,010,000	1,000,735
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.81%, 11/15/48 (b)	2,174,000	1,709,354
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (a)(d)	9,298	98
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.99%, 03/15/48 (b)(d)	26,175,564	447,085
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50	4,152,195	3,554,722
Wells Fargo Commercial Mortgage Trust 2015-C26
1.34%, 02/15/48 (b)(d)	20,592,744	515,373
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46	1,880,000	1,873,376

See Notes to Schedule of Investments.
State Street Income Fund	15

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Principal Amount	Fair Value
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (b)	$4,333,000	$4,295,433
		85,549,867
Sovereign Bonds - 1.0%
Government of Chile
2.55%, 01/27/32 (a)	2,507,000	2,130,248
3.63%, 10/30/42 (a)	150,000	120,302
3.86%, 06/21/47 (a)	860,000	717,687
Government of Indonesia
3.50%, 01/11/28 (a)	578,000	551,909
4.35%, 01/11/48 (a)	232,000	202,139
Government of Mexico
3.60%, 01/30/25 (a)	1,402,000	1,392,943
4.60%, 02/10/48 (a)	972,000	769,173
4.75%, 03/08/44 (a)	2,068,000	1,713,048
Government of Panama
3.16%, 01/23/30 (a)	1,217,000	1,083,459
3.87%, 07/23/60 (a)	826,000	586,923
4.50%, 05/15/47 (a)	530,000	437,202
Government of Peru
1.86%, 12/01/32 (a)	1,230,000	936,903
2.78%, 12/01/60 (a)	2,055,000	1,271,655
5.63%, 11/18/50 (a)	884,000	917,610
Government of Philippines
3.95%, 01/20/40 (a)	835,000	724,346
Government of Qatar
3.38%, 03/14/24 (a)(g)	1,045,000	1,041,248
4.82%, 03/14/49 (a)(g)	275,000	277,359
Government of Uruguay
5.10%, 06/18/50 (a)	884,133	885,654
		15,759,808
Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27%, 02/15/50	1,040,000	1,201,344
	Principal Amount	Fair Value
Board of Regents of the University of Texas System
3.35%, 08/15/47	$1,025,000	$890,613
Port Authority of New York & New Jersey
4.46%, 10/01/62	1,870,000	1,818,231
State of California
4.60%, 04/01/38	1,840,000	1,860,509
State of Illinois
5.10%, 06/01/33	745,000	749,537
		6,520,234
Total Bonds and Notes (Cost $1,755,788,192)		1,613,735,657

	Number of Shares
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $1,375,850) (b)	55,034	1,306,507
Total Investments in Securities (Cost $1,757,164,042)		1,615,042,164
Short-Term Investments - 9.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.55% (h)(i) (Cost $142,560,629)	142,560,629	142,560,629
Total Investments (Cost $1,899,724,671)		1,757,602,793
Liabilities in Excess of Other Assets, net - (14.2)%		(218,463,454)
NET ASSETS - 100.0%		$1,539,139,339

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$20,695	1.00%/ Quarterly	12/20/26	$(40,131)	$(369,900)	$329,769
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	19,158	5.00%/ Quarterly	06/20/27	(581,902)	710,824	(1,292,726)
							$(962,957)

The Fund had the following long futures contracts open at June 30, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2022	740	$155,830,749	$155,411,563	$(419,186)
Ultra Long-Term U.S. Treasury Bond Futures	September 2022	197	31,322,485	30,405,719	(916,766)
U.S. Long Bond Futures	September 2022	233	32,872,788	32,299,625	(573,163)
					$(1,909,115)

See Notes to Schedule of Investments.
16	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)

The Fund had the following short futures contracts open at June 30, 2022:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	September 2022	459	$(55,034,371)	$(54,405,844)	$628,527
5 Yr. U.S. Treasury Notes Futures	September 2022	666	(75,200,026)	(74,758,500)	441,526
10 Yr. U.S. Treasury Ultra Futures	September 2022	160	(20,639,562)	(20,380,000)	259,562
					$1,329,615

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to $83,595,982 or 5.43% of the net assets of the State Street Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2022.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
See Notes to Schedule of Investments.
State Street Income Fund	17

State Street Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)

TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$571,184,169	$—	$571,184,169
Agency Mortgage Backed	—	445,604,165	—	445,604,165
Agency Collateralized Mortgage Obligations	—	10,673,800	—	10,673,800
Asset Backed	—	8,632,450	—	8,632,450
Corporate Notes	—	469,811,164	—	469,811,164
Non-Agency Collateralized Mortgage Obligations	—	85,549,867	—	85,549,867
Sovereign Bonds	—	15,759,808	—	15,759,808
Municipal Bonds and Notes	—	6,520,234	—	6,520,234
Preferred Stock	1,306,507	—	—	1,306,507
Short-Term Investments	142,560,629	—	—	142,560,629
Total Investments in Securities	$143,867,136	$1,613,735,657	$—	$1,757,602,793
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	—	329,769	—	329,769
Credit Default Swap Contracts - Unrealized Depreciation	—	(1,292,726)	—	(1,292,726)
Long Futures Contracts - Unrealized Depreciation	(1,909,115)	—	—	(1,909,115)
Short Futures Contracts - Unrealized Appreciation	1,329,615	—	—	1,329,615
Total Other Financial Instruments	$(579,500)	$(962,957)	$—	$(1,542,457)

Affiliate Table

	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	257,710,916	$257,710,916	$380,993,724	$496,144,011	$—	$—	142,560,629	$142,560,629	$290,456
See Notes to Schedule of Investments.
18	State Street Income Fund

State Street U.S. Core Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.2% †
Aerospace & Defense - 0.7%
Raytheon Technologies Corp.	426,064	$40,949,011
Apparel Retail - 0.9%
Ross Stores Inc.	673,194	47,278,415
Application Software - 3.0%
Adobe Inc. (a)	75,278	27,556,265
Intuit Inc.	27,117	10,451,976
salesforce.com Inc. (a)	594,890	98,180,646
Splunk Inc. (a)	328,543	29,062,914
		165,251,801
Asset Management & Custody Banks - 0.1%
Blackstone Inc.	76,018	6,935,122
Auto Parts & Equipment - 0.5%
Magna International Inc.	545,520	29,949,048
Automobile Manufacturers - 0.9%
Ford Motor Co.	2,277,035	25,343,400
Tesla Inc. (a)	37,074	24,966,373
		50,309,773
Automotive Retail - 0.8%
O'Reilly Automotive Inc. (a)	69,630	43,989,449
Biotechnology - 1.7%
BioMarin Pharmaceutical Inc. (a)	302,620	25,078,119
Vertex Pharmaceuticals Inc. (a)	246,173	69,369,090
		94,447,209
Building Products - 0.8%
Allegion PLC	139,560	13,662,924
Trane Technologies PLC	220,286	28,608,543
		42,271,467
Cable & Satellite - 1.4%
Charter Communications Inc., Class A (a)	32,959	15,442,280
Comcast Corp., Class A	1,612,660	63,280,779
		78,723,059
Communications Equipment - 0.1%
Cisco Systems Inc.	183,520	7,825,293
Construction Materials - 0.3%
Martin Marietta Materials Inc.	49,249	14,737,271
Data Processing & Outsourced Services - 5.8%
Fidelity National Information Services Inc.	753,741	69,095,437
Mastercard Inc., Class A	348,651	109,992,418
PayPal Holdings Inc. (a)	62,206	4,344,467
Visa Inc., Class A	707,793	139,357,364
		322,789,686
Diversified Banks - 1.5%
JPMorgan Chase & Co.	754,887	85,007,825
Diversified Support Services - 0.4%
Cintas Corp.	63,202	23,607,843
Electric Utilities - 2.2%
NextEra Energy Inc.	1,577,353	122,181,763
	Number of Shares	Fair Value
Electrical Components & Equipment - 0.1%
Generac Holdings Inc. (a)	34,025	$7,164,984
Electronic Components - 1.3%
Amphenol Corp., Class A	810,432	52,175,612
Corning Inc.	603,319	19,010,582
		71,186,194
Environmental & Facilities Services - 0.6%
Waste Management Inc.	202,280	30,944,794
Financial Exchanges & Data - 2.2%
CME Group Inc.	173,191	35,452,198
S&P Global Inc.	252,278	85,032,822
		120,485,020
Footwear - 0.1%
NIKE Inc., Class B	49,632	5,072,390
Healthcare Equipment - 3.5%
Becton Dickinson & Co.	79,969	19,714,757
Boston Scientific Corp. (a)	1,859,969	69,321,045
Edwards Lifesciences Corp. (a)	160,230	15,236,271
IDEXX Laboratories Inc. (a)	41,199	14,449,725
Medtronic PLC	459,746	41,262,203
Teleflex Inc.	51,809	12,737,243
Zimmer Biomet Holdings Inc.	225,848	23,727,591
		196,448,835
Healthcare Services - 0.4%
Cigna Corp.	89,005	23,454,598
Home Improvement Retail - 1.6%
Lowe's Companies Inc.	408,082	71,279,683
The Home Depot Inc.	62,700	17,196,729
		88,476,412
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International Inc., Class A	150,523	20,472,633
Household Products - 1.4%
Colgate-Palmolive Co.	285,595	22,887,583
The Procter & Gamble Co.	392,749	56,473,379
		79,360,962
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp.	39,101	18,740,327
Walmart Inc.	293,833	35,724,216
		54,464,543
Industrial Conglomerates - 1.4%
Honeywell International Inc.	457,268	79,477,751
Industrial Gases - 1.5%
Air Products & Chemicals Inc. (b)	345,058	82,979,548
Industrial Machinery - 1.3%
Parker-Hannifin Corp.	262,565	64,604,118
Xylem Inc.	73,773	5,767,573
		70,371,691
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	109,989	17,075,792

See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	19

State Street U.S. Core Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Integrated Oil & Gas - 0.9%
Chevron Corp.	323,408	$46,823,010
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc. (b)	197,849	15,404,523
Interactive Media & Services - 6.5%
Alphabet Inc., Class C (a)	33,346	72,942,708
Alphabet Inc., Class A (a)	92,327	201,204,538
Meta Platforms Inc., Class A (a)	520,269	83,893,376
		358,040,622
Internet & Direct Marketing Retail - 3.9%
Amazon.com Inc. (a)(b)	2,038,020	216,458,104
Investment Banking & Brokerage - 1.3%
The Charles Schwab Corp.	1,096,451	69,273,774
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	73,737	20,473,078
Life & Health Insurance - 0.1%
Lincoln National Corp.	143,295	6,701,907
Life Sciences Tools & Services - 1.3%
IQVIA Holdings Inc. (a)	331,629	71,960,177
Managed Healthcare - 2.8%
Humana Inc.	57,404	26,869,090
UnitedHealth Group Inc.	249,564	128,183,558
		155,052,648
Movies & Entertainment - 0.9%
The Walt Disney Co. (a)	514,316	48,551,430
Multi-Line Insurance - 0.3%
American International Group Inc.	334,927	17,124,818
Multi-Sector Holdings - 1.3%
Berkshire Hathaway Inc., Class B (a)	260,281	71,061,919
Multi-Utilities - 0.8%
Sempra Energy	305,545	45,914,247
Oil & Gas Equipment & Services - 0.6%
Schlumberger N.V.	999,349	35,736,720
Oil & Gas Exploration & Production - 2.5%
ConocoPhillips	1,100,858	98,868,057
Pioneer Natural Resources Co.	179,875	40,126,515
		138,994,572
Packaged Foods & Meats - 0.7%
Mondelez International Inc., Class A	644,946	40,044,697
Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	91,283	23,247,042
Pharmaceuticals - 5.9%
AstraZeneca PLC ADR	344,421	22,755,896
Bristol-Myers Squibb Co.	496,133	38,202,241
Elanco Animal Health Inc. (a)	622,111	12,212,039
Johnson & Johnson	826,829	146,770,416
	Number of Shares	Fair Value
Merck & Company Inc.	1,146,408	$104,518,017
		324,458,609
Property & Casualty Insurance - 1.3%
Chubb Ltd.	352,260	69,247,271
Railroads - 0.7%
Union Pacific Corp.	180,962	38,595,575
Regional Banks - 2.5%
First Republic Bank	558,485	80,533,537
Regions Financial Corp.	1,056,159	19,802,981
SVB Financial Group (a)	100,311	39,621,842
		139,958,360
Restaurants - 0.7%
McDonald's Corp.	162,250	40,056,280
Semiconductor Equipment - 1.3%
Applied Materials Inc.	784,438	71,368,169
Semiconductors - 4.8%
Advanced Micro Devices Inc. (a)	1,054,142	80,610,239
NVIDIA Corp.	325,973	49,414,247
QUALCOMM Inc.	789,629	100,867,208
Texas Instruments Inc.	221,998	34,109,993
		265,001,687
Soft Drinks - 1.2%
Monster Beverage Corp. (a)	200,106	18,549,826
PepsiCo Inc.	298,956	49,824,007
		68,373,833
Specialized REITs - 1.6%
American Tower Corp.	356,188	91,038,091
Specialty Chemicals - 0.7%
DuPont de Nemours Inc.	249,568	13,870,990
Ecolab Inc.	76,599	11,777,862
PPG Industries Inc.	133,251	15,235,919
		40,884,771
Systems Software - 7.5%
Microsoft Corp.	1,360,052	349,302,155
Oracle Corp.	301,209	21,045,473
ServiceNow Inc. (a)	92,054	43,773,518
		414,121,146
Technology Hardware, Storage & Peripherals - 5.4%
Apple Inc.	2,166,679	296,228,353
Trading Companies & Distributors - 1.1%
United Rentals Inc. (a)	240,694	58,466,980
Trucking - 0.0% *
Lyft Inc., Class A (a)	177,456	2,356,616
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	129,437	17,414,454
Total Common Stock (Cost $3,969,344,414)		5,442,123,665

See Notes to Schedule of Investments.
20	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Number of Shares	Fair Value
Short-Term Investments - 1.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.55% (c)(d) (Cost $85,746,350)	85,746,350	$85,746,350
Total Investments (Cost $4,055,090,764)		5,527,870,015
Other Assets and Liabilities, net - 0.3%		14,109,017
NET ASSETS - 100.0%		$5,541,979,032

Other Information:

The Fund had the following long futures contracts open at June 30, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	September 2022	233	$43,738,465	$44,147,675	$409,210
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2022.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$5,442,123,665	$—	$—	$5,442,123,665
Short-Term Investments	85,746,350	—	—	85,746,350
Total Investments in Securities	$5,527,870,015	$—	$—	$5,527,870,015
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	409,210	—	—	409,210
Total Other Financial Instruments	$409,210	$—	$—	$409,210

Affiliate Table

	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	94,639,589	$94,639,589	$740,076,475	$748,969,714	$—	$—	85,746,350	$85,746,350	$183,881
See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	21

State Street Institutional Investment Trust
Notes to Schedule of Investments
June 30, 2022 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in each Fund’s Schedule of Investments.
22

State Street Institutional Investment Trust
Notes to Schedule of Investments
June 30, 2022 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Funds' Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended June 30, 2022, the State Street U.S. Core Equity Fund and the State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps
During the period ended June 30, 2022, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Interest Rate Swaps
Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
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State Street Institutional Investment Trust
Notes to Schedule of Investments
June 30, 2022 (Unaudited)

The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended June 30, 2022, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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